Empower Emerging Markets Equity Fund Investment Strategy - Empower Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by emerging market companies. The Fund considers emerging market companies to be those companies that are economically tied to emerging market countries. The Fund may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the MSCI Emerging Markets Index in determining whether a country is emerging or developed. The Fund may have significant investments in a single country, a limited number of countries, or a particular geographic region. The Fund may have exposure to non-U.S. securities across any market capitalization and style, and the Fund may also focus its investments in certain sectors, such as the technology sector. The Fund invests primarily in common stock but may also invest in depositary receipts. The Fund may invest in derivatives, including but not limited to spot and forward foreign exchange transactions.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •GSAM selects investments using a valuation discipline to purchase what it believes are well-positioned, cash-generating businesses. •Lazard invests in a broadly diversified portfolio of emerging market equity securities using a quantitative stock selection process.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 40% allocation of the Fund’s assets to GSAM and a 60% allocation of the Fund’s assets to Lazard. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.